Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Consolidating Financial Statements
Schedule of Consolidating Balance Sheets

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$2,462	$—	$2,462
Accounts receivable, less allowance for doubtful accounts	65,072	10,055	—	75,127
Due from (to) affiliates	28,402	(28,402)	—	—
Inventories	5,941	2,753	—	8,694
Deferred income taxes, net	9,838	277	—	10,115
Other current assets	4,808	166	—	4,974
Total current assets	114,061	(12,689)	—	101,372

Property and equipment, net:
Medical equipment, net	226,183	14,025	—	240,208
Property and office equipment, net	28,326	1,302	—	29,628
Total property and equipment, net	254,509	15,327	—	269,836

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	56,275	—	(56,275)	—
Other intangibles, net	214,723	23,231	—	237,954
Other, primarily deferred financing costs, net	15,467	318	—	15,785
Total assets	$938,176	$78,623	$(56,275)	$960,524

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,309	$1,116	$—	$6,425
Book overdrafts	1,966	—	—	1,966
Accounts payable	32,176	2,494	—	34,670
Accrued compensation	14,251	2,176	—	16,427
Accrued interest	8,200	—	—	8,200
Dividend payable	780	—	—	780
Other accrued expenses	8,140	3,616	—	11,756
Total current liabilities	70,822	9,402	—	80,224

Long-term debt, less current portion	695,705	977	—	696,682
Pension and other long-term liabilities	11,534	1,686	—	13,220
Payable to Parent	21,622	—	—	21,622
Deferred income taxes, net	65,395	9,900	—	75,295
Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(128,512)	(3,744)	—	(132,256)
Accumulated loss in subsidiary	(3,744)	—	3,744	—
Accumulated other comprehensive loss	(8,940)	—	—	(8,940)
Total Universal Hospital Services, Inc. equity	73,098	56,275	(56,275)	73,098
Non controlling interest	—	383	—	383
Total equity	73,098	56,658	(56,275)	73,481
Total liabilities and equity	$938,176	$78,623	$(56,275)	$960,524

	December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	6,080	—	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352
Total current liabilities	67,054	5,932	—	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Consolidating Balance Sheets
(In thousands, except share and per share information)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392

Total current assets	86,048	6,080	—	92,128
Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460

Total property and equipment, net	255,350	8,997	—	264,347
Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106

Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352

Total current liabilities	67,054	5,932	—	72,986
Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes	65,425	7,864	—	73,289
Commitments and contingencies
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated earnings in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)

Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801

Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187

Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Schedule of Consolidating Statements of Operations

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,618	$13,516	$—	$74,134
Technical and professional services	20,066	—	—	20,066
Medical equipment sales and remarketing	7,619	—	—	7,619
Total revenues	88,303	13,516	—	101,819

Cost of Sales
Cost of medical equipment outsourcing	21,288	7,448	—	28,736
Cost of technical and professional services	14,455	—	—	14,455
Cost of medical equipment sales and remarketing	6,014	—	—	6,014
Medical equipment depreciation	16,932	1,172	—	18,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	8,620	—	67,309
Gross margin	29,614	4,896	—	34,510

Selling, general and administrative	24,624	5,261	—	29,885
Acquisition and integration expenses	34	24	—	58
Operating income (loss)	4,956	(389)	—	4,567

Equity in earnings of subsidiary	(163)	—	163	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	13,140	390	—	13,530
Loss before income taxes and non controlling interest	(20,686)	(779)	163	(21,302)

Provision (benefit) for income taxes	706	(616)	—	90
Consolidated net loss before non controlling interest	(21,392)	(163)	163	(21,392)
Net income attributable to non controlling interest	202	202	(202)	202

Net loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)

	For the three months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,595	$8,407	$—	$69,002
Technical and professional services	13,852	—	—	13,852
Medical equipment sales and remarketing	6,490	—	—	6,490
Total revenues	80,937	8,407	—	89,344

Cost of Sales
Cost of medical equipment outsourcing	19,452	4,362	—	23,814
Cost of technical and professional services	10,540	—	—	10,540
Cost of medical equipment sales and remarketing	5,215	—	—	5,215
Medical equipment depreciation	16,333	673	—	17,006
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	51,540	5,035	—	56,575
Gross margin	29,397	3,372	—	32,769

Selling, general and administrative	20,814	1,942	—	22,756
Acquisition and integration expenses	18	604	—	622
Operating income	8,565	826	—	9,391

Equity in earnings of subsidiary	573	—	(573)	—
Interest expense	15,060	62	—	15,122
Income (loss) before income taxes and non controlling interest	(5,922)	764	(573)	(5,731)

Provision (benefit) for income taxes	(336)	191	—	(145)
Consolidated net income (loss) before non controlling interest	(5,586)	573	(573)	(5,586)
Net income attributable to non controlling interest	159	159	(159)	159
Net income (loss) attributable to Universal Hospital Services, Inc.	$(5,745)	$414	$(414)	$(5,745)

`	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,954	$37,645	$—	$226,599
Technical and professional services	62,545	—	—	62,545
Medical equipment sales and remarketing	23,250	—	—	23,250
Total revenues	274,749	37,645	—	312,394

Cost of Sales
Cost of medical equipment outsourcing	56,518	20,755	—	77,273
Cost of technical and professional services	47,109	—	—	47,109
Cost of medical equipment sales and remarketing	18,112	—	—	18,112
Medical equipment depreciation	48,847	3,482	—	52,329
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	170,586	24,237	—	194,823
Gross margin	104,163	13,408	—	117,571

Selling, general and administrative	72,138	14,113	—	86,251
Acquisition and integration expenses	264	88	—	352
Operating income (loss)	31,761	(793)	—	30,968

Equity in earnings of subsidiary	(1,372)	—	1,372	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	42,442	1,092	—	43,534
Loss before income taxes and non controlling interest	(24,392)	(1,885)	1,372	(24,905)

Provision (benefit) for income taxes	(2,370)	(513)		(2,883)
Consolidated net loss before non controlling interest	(22,022)	(1,372)	1,372	(22,022)
Net income attributable to non controlling interest	568	568	(568)	568
Net loss attributable to Universal Hospital Services, Inc.	$(22,590)	$(1,940)	$1,940	$(22,590)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,698	$16,461	$—	$205,159
Technical and professional services	36,083	—	—	36,083
Medical equipment sales and remarketing	17,972	—	—	17,972
Total revenues	242,753	16,461	—	259,214

Cost of Sales
Cost of medical equipment outsourcing	64,221	8,564	—	72,785
Cost of technical and professional services	26,650	—	—	26,650
Cost of medical equipment sales and remarketing	14,115	—	—	14,115
Medical equipment depreciation	50,309	1,369	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	155,295	9,933	—	165,228
Gross margin	87,458	6,528	—	93,986

Selling, general and administrative	68,211	4,036	—	72,247
Acquisition and integration expenses	1,623	998	—	2,621
Operating income	17,624	1,494	—	19,118

Equity in earnings of subsidiary	900	—	(900)	—
Interest expense	39,423	149	—	39,572
Income (loss) before income taxes and non controlling interest	(20,899)	1,345	(900)	(20,454)

Provision (benefit) for income taxes	(6,855)	445	—	(6,410)
Consolidated net income (loss) before non controlling interest	(14,044)	900	(900)	(14,044)
Net income attributable to non controlling interest	297	297	(297)	297
Net income (loss) attributable to Universal Hospital Services, Inc.	$(14,341)	$603	$(603)	$(14,341)

Consolidating Statements of Operations
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188

Total revenues	329,735	25,421	—	355,156
Cost of Sales
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987

Gross margin	119,525	9,644	—	129,169
Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483

Operating income	26,465	(1,727)	—	24,738
Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020

Loss before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)
Benefit for income taxes	(7,729)	(614)	—	(8,343)

Consolidated net loss	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451

Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Schedule of Consolidating Statements of Comprehensive Income (Loss)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2012				For the nine months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,392)	$(163)	$163	$(21,392)	$(22,022)	$(1,372)	$1,372	$(22,022)
Other comprehensive income:
Gain on cash flow hedge, net of tax	—	—	—	—	2,887	—	—	2,887
Total other comprehensive income	—	—	—	—	2,887	—	—	2,887
Comprehensive loss	(21,392)	(163)	163	(21,392)	(19,135)	(1,372)	1,372	(19,135)
Comprehensive income attributable to non controlling interest	202	202	(202)	202	568	568	(568)	568
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)	$(19,703)	$(1,940)	$1,940	$(19,703)

	For the three months ended September 30, 2011				For the nine months ended September 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net income (loss)	$(5,586)	$573	$(573)	$(5,586)	$(14,044)	$900	$(900)	$(14,044)
Other comprehensive income:
Gain on cash flow hedge, net of tax	1,970	—	—	1,970	5,254	—	—	5,254
Total other comprehensive income	1,970	—	—	1,970	5,254	—	—	5,254
Comprehensive income (loss)	(3,616)	573	(573)	(3,616)	(8,790)	900	(900)	(8,790)
Comprehensive income attributable to non controlling interest	159	159	(159)	159	297	297	(297)	297
Comprehensive income (loss) attributable to Universal Hospital Services, Inc.	$(3,775)	$414	$(414)	$(3,775)	$(9,087)	$603	$(603)	$(9,087)

Consolidating Statements of Comprehensive Income (Loss)
(In thousands)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)

Other comprehensive income (loss)
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088

Total other comprehensive income	2,952	—	—	2,952

Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451

Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Schedule of Consolidating Statements of Cash Flows

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,650)	$(1,372)	$—	$(22,022)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	3,835	—	60,435
Amortization of intangibles, deferred financing costs and bond premium	11,411	2,389	—	13,800
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541	—	—	2,541
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	366	218	—	584
Provision for inventory obsolescence	219	17	—	236
Non-cash stock-based compensation expense	3,225	—	—	3,225
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Loss (gain) on sales and disposals of equipment	(1,252)	15	—	(1,237)
Deferred income taxes	(2,210)	(1,347)	—	(3,557)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(3,089)	—	(3,630)
Due from (to) affiliates	(25,313)	25,313	—	—
Inventories	(1,479)	(431)	—	(1,910)
Other operating assets	(404)	154	—	(250)
Accounts payable	3,927	(749)	—	3,178
Other operating liabilities	6,747	(453)	—	6,294
Net cash provided by operating activities	27,113	24,500	—	51,613
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(3,157)	—	(41,901)
Property and office equipment purchases	(4,559)	(224)	—	(4,783)
Proceeds from disposition of property and equipment	5,675	—	—	5,675
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(38,064)	(17,363)	—	(55,427)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	—	—	113,000
Payments under senior secured credit facility	(96,200)	—	—	(96,200)
Payments of principal under capital lease obligations	(3,807)	(1,102)	—	(4,909)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(571)	—	(571)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(763)	—	—	(763)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(9,983)	—	—	(9,983)
Change in book overdrafts	(1,648)	—	—	(1,648)
Net cash provided by (used in) financing activities	10,951	(5,836)	—	5,115
Net change in cash and cash equivalents	—	1,301	—	1,301

Cash and cash equivalents at the beginning of period	—	1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$2,462	$—	$2,462

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(14,944)	$900	$—	$(14,044)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	56,903	1,448	—	58,351
Amortization of intangibles, deferred financing costs and bond premium	11,985	1,354	—	13,339
Provision for doubtful accounts	598	(5)	—	593
Provision for inventory obsolescence	99	—	—	99
Non-cash stock-based compensation expense	3,294	—	—	3,294
Non-cash gain on trade-in of recalled equipment	(8,360)	—	—	(8,360)
Loss (gain) on sales and disposals of equipment	(1,303)	6	—	(1,297)
Deferred income taxes	(7,151)	434	—	(6,717)
Changes in operating assets and liabilities:
Accounts receivable	(4,443)	115	—	(4,328)
Due from (to) affiliates	2,162	(2,162)	—	—
Inventories	(346)	79	—	(267)
Other operating assets	(806)	47	—	(759)
Accounts payable	995	(182)	—	813
Other operating liabilities	14,610	740	—	15,350
Net cash provided by operating activities	53,293	2,774	—	56,067
Cash flows from investing activities:
Medical equipment purchases	(59,537)	(1,026)	—	(60,563)
Property and office equipment purchases	(5,834)	(27)	—	(5,861)
Proceeds from disposition of property and equipment	2,594	5	—	2,599
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)
Net cash used in investing activities	(129,296)	(1,048)	1,480	(128,864)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(3,223)	(1,063)	—	(4,286)
Payment of deferred financing costs	(4,340)	—	—	(4,340)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(291)	—	(291)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	755	—	—	755
Net cash provided by (used in) financing activities	87,203	(1,347)	—	85,856
Net change in cash and cash equivalents	11,200	379	1,480	13,059

Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—
Cash and cash equivalents at the end of period	$11,200	$1,859	$—	$13,059

Consolidating Statements of Cash Flows
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	5,955	(597)	—	5,358
Other operating liabilities	(284)	892	—	608

Net cash provided by operating activities	48,717	8,974	—	57,691

Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)

Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)

Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)			(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend payment	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48

Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689

Net change in cash and cash equivalents	—	(319)	1,480	1,161
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161